STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (147,074)	$ (374,178)	$ (355,915)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	6,184	24,323
Changes in operating assets and liabilities:
Accounts receivable	32,917	8,175	(8,620)
Prepaid expenses
Inventory	(85,027)	171,474	(239,616)
Other assets		300	(2,700)
Accounts payable - trade and accrued expenses	34,945	(1,888)	162,357
Deferred revenues	229,543	21,075
NET CASH (USED IN) OPERATING ACTIVITIES	71,488	(150,719)	(444,494)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(123,678)
Deposit for investment in D.S Raider LLC	(500,000)
NET CASH (USED IN) INVESTING ACTIVITIES:	(500,000)	(123,678)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Class A Voting Membership Units			100
Issuance of Class B Non-Voting Membership Units		1
Proceeds from notes payable	2,394,680	338,552
Repayment of notes payable	(17,947)	(33,782)
Advances by founder.net	58,748	(66,172)	482,172
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,435,481	238,599	482,272
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,006,969	(35,798)	37,778
CASH AND CASH EQUIVALENTS, beginning of period	40,598	37,778
CASH AND CASH EQUIVALENTS, end of period	2,047,567	1,980	37,778
Supplemental disclosures of cash flow information:
Interest paid
Taxes paid